SIGNIFICANT TRANSACTIONS - Acquisition of Tabletki Group (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Feb. 10, 2026
Less: balances acquired
Net outflow of cash - investing activities	$ 234	$ 141
Tabletki Group | Kyivstar Group Ltd.
Non-current assets
Intangible assets			$ 79
Current assets
Cash and cash equivalents			2
Other current assets			1
Fair value of identifiable net assets			82
Goodwill resulting from acquisition			79
Purchase consideration			$ 161
Cash outflow, net of cash acquired
Cash consideration	161
Less: balances acquired
Cash and cash equivalents	(2)
Net outflow of cash - investing activities	$ 159